Stock Options, Restricted Stock Incentive, And Dividend Revinvestment Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	7,326,277
Compensation cost included in income from continuing operations for stock option and restricted stock plans	$ 13,796,000	$ 11,351,000	$ 16,144,000
Total income tax benefits recognized in income statements	$ 5,300,000	$ 4,400,000	$ 6,200,000
Stock options granted	595,229	592,551	866,742
Weighted average fair value of stock option at grant date	$ 4.01	$ 3.5	$ 3.21
Duration of performance evaluation	3 years
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	3 years
Duration of performance evaluation	3 years	3 years	3 years
Market Condition Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period	5 years
Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P7Y
Vesting Period	4 years
Intrinsic value of options exercised	$ 2,800,000	$ 400,000
Parent Company [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost included in income from continuing operations for stock option and restricted stock plans	$ 13,796,000	11,351,000	$ 16,144,000
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grants	7,326,277
Total grant date fair value of shares vested	$ 9,900,000	15,500,000	$ 13,800,000
Restricted Stock [Member] | Director Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted to non-employee director, prior to 2007	8930
Employee Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	$ 1,400,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 7 months
Restricted Stock Units RSU [Member] | Director Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restriction lapsing rate for grants of restricted stock, awarded prior to 2007, to non-employee directors	10.00%
Value of annual equity awards to non-employee directors	$ 65,000	$ 45,000
Stock Options Included In Deferral Program Granted Prior To January Two Two Thousand Four [Member] | Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P20Y
Stock Options Included In Deferral Program Granted After January Two Two Thousand Four [Member] | Stock Option Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted expiration	P10Y
Nonvested Restricted Stock Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost of nonvested restricted stock plans and stock options	$ 22,000,000
Recognizable weighted-average period of unrecognized compensation cost	2 years 10 months
2012 Units | Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of performance conditions achieved	87.50%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 10,000
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25